Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Stock [Member]	Subscription Receivable [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Mar. 31, 2023	$ 5,625	$ (5,625)	$ 1,282	$ 381,608	$ 382,890
Balance, shares at Mar. 31, 2023	11,250,000
Net income (loss) for the year				2,326,597	2,326,597
Dividend declared and settled (Note 14)				(1,711,225)	(1,711,225)
Balance at Mar. 31, 2024	$ 5,625	(5,625)	1,282	996,980	998,262
Balance, shares at Mar. 31, 2024	11,250,000
Net income (loss) for the year				(5,730,751)	(5,730,751)
Dividend declared and settled (Note 14)				(1,108,692)	(1,108,692)
Issuance of ordinary shares		5,625			5,625
Issuance of ordinary shares pursuant to IPO, net of offering costs	$ 863		6,818,672		6,819,535
Issuance of ordinary shares pursuant to IPO, net of offering costs, shares	1,725,000
Balance at Mar. 31, 2025	$ 6,488		6,819,954	(5,842,463)	983,979
Balance, shares at Mar. 31, 2025	12,975,000
Net income (loss) for the year				(5,763,745)	(5,763,745)
Balance at Mar. 31, 2026	$ 6,488		$ 6,819,954	$ (11,606,208)	$ (4,779,766)
Balance, shares at Mar. 31, 2026	12,975,000